Share-based compensation plan	9 Months Ended
Sep. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of share-based payment arrangements [text block]
22 SHARE-BASED COMPENSATION PLAN
The Company has long-term share-based remuneration plans: (i) Phantom stock option plan (“PS”), settled in cash; and (ii) Performance Share Plan, settled in shares.
The characteristics and measurement method of each plan were disclosed in the annual financial statements for the year ended December 31, 2024 (Note 22), which did not change during the nine-month period ended September 30, 2025.
22.1 Phantom shares plan (“PS”)
The roll-forward arrangements are set out below:

		Number of shares
Year of grant	Fair value on grant date	31/12/2024	Shares granted	Cancelled	Exercised (1)	30/09/2025	Available for completion	Year of vesting
								2025	2026	2027	2028
2020	R$38.50	33,384	1,083		(34,467)
2021	R$62.25	874,480	28,375	(13,046)	(852,348)	37,461	37,461
2022	R$57.48	3,461,437	112,251	(108,565)	(1,585,577)	1,879,546	1,496,369	46,382	312,822	23,973
2023	R$48.84	3,052,179	98,965	(199,865)	(127,307)	2,823,972			2,549,090	274,882
2024	R$56.53	2,675,017	86,771	(157,910)	(63,904)	2,539,974			2,987	2,351,966	185,021
2025	R$60.53		3,666,632	(93,371)	(47,698)	3,525,563					3,525,563
		10,096,497	3,994,077	(572,757)	(2,711,301)	10,806,516	1,533,830	46,382	2,864,899	2,650,821	3,710,584

Book value		361,974	165,213	(13,822)	(144,633)	368,732
Book value of the previous year		268,489	196,956	(23,470)	(80,001)	361,974
(1)The average price of the share options exercised and exercised due to termination of employment on September 30, 2025 was R$51.93.
22.2 Restricted shares plan (“Performance Shares”)
The position is set forth below:

		Number of stock options
Year of grant	Fair value on grant date	31/12/2024	Shares granted	Exercised	30/09/2025	Year of vesting
						2026	2027	2028	2029	2030
2022	R$53.81	115,800	3,758	(119,558)
2023	R$51.41	383,568	12,448		396,016	277,249	118,767
2024	R$55.77	2,480,743	80,509	(348,417)	2,212,835	227,697	312,564		1,672,574
2025	R$61.39		467,265		467,265			230,773		236,492
Number of stock options		2,980,111	563,980	(467,975)	3,076,116	504,946	431,331	230,773	1,672,574	236,492

Book value		60,226	34,081	(25,126)	69,181
Book value of the previous year		26,744	81,276	(47,794)	60,226